Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005453
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,463		$ 9,398		$ 10,134		$ 10,141		$ 11,271		$ 12,120		$ 12,779		$ 13,552		$ 14,071		$ 14,897		$ 15,622		$ 13,413		$ 15,545		$ 16,135		$ 15,945		$ 17,547		$ 14,975		$ 19,128		$ 21,454		$ 24,027		$ 24,639		$ 27,767		$ 27,534	$ 28,840	$ 24,503	$ 18,272	$ 17,661	$ 17,262	$ 20,048	$ 22,819	$ 22,393	$ 25,078	$ 28,133	$ 30,224	$ 30,789	$ 32,499	$ 29,405	$ 34,250	$ 37,248	$ 37,586
C000005454
Account Value [Line Items]
Accumulated Value			10,000		9,458		9,387		10,116		10,115		11,235		12,074		12,724		13,485		13,991		14,803		15,512		13,312		15,418		15,992		15,793		17,364		14,812		18,904		21,187		23,710		24,298		27,364		27,118	28,383	24,098	17,959	17,349	16,947	19,668	22,373	21,941	24,552	27,528	29,556	30,085	31,738	28,695	33,399	36,300	36,602
C000005455
Account Value [Line Items]
Accumulated Value			10,000		9,451		9,374		10,097		10,089		11,199		12,028		12,666		13,416		13,911		14,711		15,403		13,208		15,289		15,849		15,640		17,187		14,652		18,687		20,931		23,410		23,973		26,981		26,720	27,948	23,714	17,660	17,053	16,645	19,307	21,947	21,506	24,055	26,953	28,919	29,418	31,015	28,025	32,599	35,406	35,679
C000159680
Account Value [Line Items]
Accumulated Value			500,000		473,366		470,292		507,357		507,886		564,604		607,404		640,672		679,764		706,001		747,741		784,277		673,716		780,992		810,935		801,622		882,442		753,424		962,521		1,079,876		1,209,748		1,240,934		1,398,857		1,387,630	1,453,885	1,235,680	921,769	891,417	871,583	1,012,517	1,152,744	1,131,561	1,267,605	1,422,462	1,528,716	1,557,761	1,644,833	1,488,796	1,734,574	1,887,040	1,904,678
C000219315
Account Value [Line Items]
Accumulated Value	$ 11,142	$ 10,000		$ 14,253		$ 16,011		$ 17,959		$ 18,445		$ 20,820		$ 20,679		$ 21,693		$ 18,462		$ 13,790		$ 13,353		$ 13,072		$ 15,206		$ 17,336		$ 17,041		$ 19,114		$ 21,478		$ 23,112		$ 23,582		$ 24,933		$ 22,597		$ 26,362		$ 28,717		$ 29,023
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747		1,089,787		1,179,583		1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value			10,000		10,074		10,136		10,600		10,708		11,662		12,206		12,926		13,943		14,140		14,954		16,325		13,732		15,943		16,682		16,930		18,729		16,088		20,567		23,285		25,938		26,182		29,307		29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value			10,000		10,074		10,136		10,600		10,708		11,662		12,206		12,926		13,943		14,140		14,954		16,325		13,732		15,943		16,682		16,930		18,729		16,088		20,567		23,285		25,938		26,182		29,307		29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value			10,000		10,074		10,136		10,600		10,708		11,662		12,206		12,926		13,943		14,140		14,954		16,325		13,732		15,943		16,682		16,930		18,729		16,088		20,567		23,285		25,938		26,182		29,307		29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 503,709		$ 506,804		$ 530,021		$ 535,382		$ 583,078		$ 610,309		$ 646,311		$ 697,135		$ 707,001		$ 747,699		$ 816,267		$ 686,582		$ 797,131		$ 834,116		$ 846,524		$ 936,427		$ 804,396		$ 1,028,327		$ 1,164,243		$ 1,296,886		$ 1,309,103		$ 1,465,339		$ 1,482,283	$ 1,654,782	$ 1,505,170	$ 1,190,246	$ 1,147,438	$ 1,172,630	$ 1,341,084	$ 1,512,880	$ 1,465,522	$ 1,673,086	$ 1,864,060	$ 2,019,425	$ 2,083,828	$ 2,231,165	$ 2,008,770	$ 2,367,105	$ 2,615,886	$ 2,645,278
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	$ 11,006	$ 10,000		$ 14,070		$ 15,929		$ 17,744		$ 17,911		$ 20,049		$ 20,281		$ 22,641		$ 20,594		$ 16,285		$ 15,699		$ 16,044		$ 18,349		$ 20,699		$ 20,051		$ 22,891		$ 25,504		$ 27,630		$ 28,511		$ 30,527		$ 27,484		$ 32,387		$ 35,791		$ 36,193